Related Party Transactions (Details) $ / shares in Units, £ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 13, 2020 USD ($) $ / shares shares	Aug. 16, 2017 USD ($) shares	Dec. 16, 2016	Jan. 31, 2020	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 15, 2020	Nov. 13, 2020 GBP (£)
Related Party Transactions
Related party payables					$ 311,138		$ 273,176	$ 252,773
Related party receivables					30,750		31,446	13,648
Related party cost							935,000	1,080,000.00
Expenses incurred in relation to legal services					0	$ 29,000	138,000	32,000
Amounts payable					$ 0		$ 0	$ 0
Loans receivable term	3 years
Loans receivable carrying amount	$ 335,000
Abated interest rate	0.25%
Number of stock options purchased | shares	281,648				2,647		7,443	52,347
Share issue price | $ / shares	$ 6.00
Vesting period	24 months		0 years	0 years	0 years
Loans Receivable amount kind in services per month	$ 9,000									£ 9
Stock options expiration period	36 months
Shareholder loan balances totaled					$ 0		$ 19,000	$ 130,000
Percentage of commission received, first year									20.00%
Percentage of commission received, second year									10.00%
Percentage of commission received, third year									5.00%
10Clouds
Related Party Transactions
Related party payables							273,000	$ 253,000
Related party receivables					311,000		273,000
Related party cost					$ 294,000	$ 215,000
Three shareholder loan agreements with three related parties
Related Party Transactions
Loans receivable carrying amount		$ 75,000
Loans issued | shares		35,256
Shareholder loan balances totaled							$ 0